Pioneer Core Equity Fund
Schedule of Investments  |  March 31, 2022

A: PIOTX	C: PCOTX	K: PCEKX	R: CERPX	Y: PVFYX

Schedule of Investments  |  3/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 97.5% of Net Assets
	Aerospace & Defense — 1.0%
426,279	Spirit AeroSystems Holdings, Inc., Class A	$ 20,840,780
	Total Aerospace & Defense	$20,840,780
	Air Freight & Logistics — 1.1%
97,186	FedEx Corp.	$ 22,487,869
	Total Air Freight & Logistics	$22,487,869
	Automobiles — 1.1%
525,500(a)	General Motors Co.	$ 22,985,370
	Total Automobiles	$22,985,370
	Banks — 6.4%
1,292,550	Bank of America Corp.	$ 53,278,911
33,451	Signature Bank/New York NY	9,817,534
1,466,845	Wells Fargo & Co.	71,083,309
	Total Banks	$134,179,754
	Beverages — 4.2%
907,112	Coca-Cola Co.	$ 56,240,944
142,894	Constellation Brands, Inc., Class A	32,911,346
	Total Beverages	$89,152,290
	Biotechnology — 0.5%
69,366(a)	Alnylam Pharmaceuticals, Inc.	$ 11,326,774
	Total Biotechnology	$11,326,774
	Capital Markets — 2.4%
75,821	Affiliated Managers Group, Inc.	$ 10,686,970
170,386	CME Group, Inc.	40,528,014
	Total Capital Markets	$51,214,984
	Communications Equipment — 4.1%
937,833	Cisco Systems, Inc.	$ 52,293,568
142,731	Motorola Solutions, Inc.	34,569,448
	Total Communications Equipment	$86,863,016
	Containers & Packaging — 1.2%
203,780	Crown Holdings, Inc.	$ 25,490,840
	Total Containers & Packaging	$25,490,840
	Diversified Consumer Services — 1.0%
161,816(a)	Bright Horizons Family Solutions, Inc.	$ 21,471,365
	Total Diversified Consumer Services	$21,471,365
1Pioneer Core Equity Fund |  | 3/31/22

Shares		Value
	Electric Utilities — 2.9%
603,761	American Electric Power Co., Inc.	$ 60,237,235
	Total Electric Utilities	$60,237,235
	Electrical Equipment — 1.2%
164,794	Eaton Corp. Plc	$ 25,009,137
	Total Electrical Equipment	$25,009,137
	Electronic Equipment, Instruments & Components — 1.8%
120,864	CDW Corp.	$ 21,621,361
391,486	National Instruments Corp.	15,890,417
	Total Electronic Equipment, Instruments & Components	$37,511,778
	Energy Equipment & Services — 2.5%
622,302	Baker Hughes Co.	$ 22,658,016
706,526	Schlumberger, Ltd.	29,186,589
	Total Energy Equipment & Services	$51,844,605
	Equity Real Estate Investment Trusts (REITs) — 2.3%
148,639	Crown Castle International Corp.	$ 27,438,759
767,151	Outfront Media, Inc.	21,810,103
	Total Equity Real Estate Investment Trusts (REITs)	$49,248,862
	Health Care Equipment & Supplies — 1.7%
797,551(a)	Boston Scientific Corp.	$ 35,323,534
	Total Health Care Equipment & Supplies	$35,323,534
	Health Care Providers & Services — 3.1%
133,104	Anthem, Inc.	$ 65,383,347
	Total Health Care Providers & Services	$65,383,347
	Hotels, Restaurants & Leisure — 4.0%
11,907(a)	Booking Holdings, Inc.	$ 27,962,994
442,252(a)	Las Vegas Sands Corp.	17,190,335
153,102	McDonald's Corp.	37,859,063
	Total Hotels, Restaurants & Leisure	$83,012,392
	Insurance — 3.5%
147,976	Chubb, Ltd.	$ 31,652,066
370,650	Progressive Corp.	42,250,394
	Total Insurance	$73,902,460
	Interactive Media & Services — 3.6%
9,212(a)	Alphabet, Inc., Class A	$ 25,621,796
221,294(a)	Meta Platforms, Inc., Class A	49,206,934
	Total Interactive Media & Services	$74,828,730
Pioneer Core Equity Fund |  | 3/31/222

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Shares		Value
	Internet & Direct Marketing Retail — 5.5%
35,538(a)	Amazon.com, Inc.	$ 115,852,103
	Total Internet & Direct Marketing Retail	$115,852,103
	IT Services — 6.1%
402,012	Cognizant Technology Solutions Corp., Class A	$ 36,048,416
382,283	International Business Machines Corp.	49,704,436
185,669	Visa, Inc., Class A	41,175,814
	Total IT Services	$126,928,666
	Life Sciences Tools & Services — 3.7%
178,814	Danaher Corp.	$ 52,451,511
106,493(a)	IQVIA Holdings, Inc.	24,622,246
	Total Life Sciences Tools & Services	$77,073,757
	Machinery — 2.9%
86,320	Deere & Co.	$ 35,862,507
172,927	Stanley Black & Decker, Inc.	24,173,466
	Total Machinery	$60,035,973
	Media — 2.8%
885,034	Comcast Corp., Class A	$ 41,437,292
727,011(a)	Discovery, Inc., Class A	18,117,114
	Total Media	$59,554,406
	Metals & Mining — 1.4%
337,820	Alcoa Corp.	$ 30,413,935
	Total Metals & Mining	$30,413,935
	Oil, Gas & Consumable Fuels — 2.1%
173,720	Pioneer Natural Resources Co.	$ 43,435,212
	Total Oil, Gas & Consumable Fuels	$43,435,212
	Personal Products — 1.0%
77,204	Estee Lauder Cos., Inc., Class A	$ 21,024,193
	Total Personal Products	$21,024,193
	Pharmaceuticals — 3.6%
1,456,980	Pfizer, Inc.	$ 75,427,855
	Total Pharmaceuticals	$75,427,855
	Road & Rail — 1.4%
102,765	Norfolk Southern Corp.	$ 29,310,633
	Total Road & Rail	$29,310,633
	Semiconductors & Semiconductor Equipment — 6.0%
680,054	Micron Technology, Inc.	$ 52,969,406
3Pioneer Core Equity Fund |  | 3/31/22

Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
168,151	MKS Instruments, Inc.	$ 25,222,650
311,277	QUALCOMM, Inc.	47,569,351
	Total Semiconductors & Semiconductor Equipment	$125,761,407
	Software — 7.7%
148,088(a)	Autodesk, Inc.	$ 31,742,663
274,297	Microsoft Corp.	84,568,508
154,891(a)	Salesforce, Inc.	32,886,457
96,380(a)	Zendesk, Inc.	11,593,550
	Total Software	$160,791,178
	Technology Hardware, Storage & Peripherals — 2.4%
2,956,823	Hewlett Packard Enterprise Co.	$ 49,408,512
	Total Technology Hardware, Storage & Peripherals	$49,408,512
	Textiles, Apparel & Luxury Goods — 0.6%
235,235	VF Corp.	$ 13,375,462
	Total Textiles, Apparel & Luxury Goods	$13,375,462
	Trading Companies & Distributors — 0.7%
303,355(a)	AerCap Holdings NV	$ 15,252,689
	Total Trading Companies & Distributors	$15,252,689
	Total Common Stocks (Cost $1,657,492,002)	$2,045,961,103

	SHORT TERM INVESTMENTS — 2.6% of Net Assets
	Open-End Fund — 2.6%
53,196,084(b)	Dreyfus Government Cash Management, Institutional Shares, 0.19%	$ 53,196,084
		$53,196,084
	TOTAL SHORT TERM INVESTMENTS (Cost $53,196,084)	$53,196,084
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $1,710,688,086)	$2,099,157,187
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(1,080,645)
	net assets — 100.0%	$2,098,076,542

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2022.
Pioneer Core Equity Fund |  | 3/31/224

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,045,961,103	$—	$—	$2,045,961,103
Open-End Fund	53,196,084	—	—	53,196,084
Total Investments in Securities	$2,099,157,187	$—	$—	$2,099,157,187
During the period ended March 31, 2022, there were no transfers in or out of Level 3.
5Pioneer Core Equity Fund |  | 3/31/22